Convertible Redeemable Preferred Shares - Summary of Changes in the Carrying Amount of Convertible Redeemable Preferred Shares (Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Series A Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Temporary equity, par value	$ 0.001	$ 0.001	$ 0.001
Series B Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Temporary equity, par value	0.001	0.001	0.001
Series C Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Temporary equity, par value	0.001	0.001	0.001
Series D Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Temporary equity, par value	0.001	0.001	0.001
Series E Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Temporary equity, par value	0.001	0.001	0.001
Series F Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Temporary equity, par value	$ 0.001	$ 0.001	$ 0.001